Employee Benefits - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2015 USD ($) Age	Mar. 31, 2015 HKD Age	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Retirement Age		65	65
Eligible joining period to participate in ORSO Scheme		Before December 2000	Before December 2000
Costs recognized in defined contribution | $		$ 50,394		$ 52,119	$ 48,075
Company's contribution	16.80%			17.30%
Costs incurred for employee benefit plans | $		$ 1,037,248		$ 879,811	$ 1,963,173
MPF [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum period of service for Mandatory Provident Fund		60 days	60 days
Employer and employee contribution to Employee Benefit Plan		$ 193	HKD 1,500
Basic salary for the fixed amount of employee contribution		$ 3,869	HKD 30,000
Percentage of Company's contribution		100.00%	100.00%
MPF [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Eligible age of employees for Mandatory Provident Fund		18	18
Employees contribution		5.00%	5.00%
MPF [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Eligible age of employees for Mandatory Provident Fund		64	64
ORSO [Member]
Defined Benefit Plan Disclosure [Line Items]
Employees contribution		5.00%	5.00%